EARNINGS PER SHARE - Diluted Earnings (Loss) per Share Computation (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted average number of common shares (basic) (in shares)	539.8	480.6
Dilutive effect of options (in shares)	0.7	0.0
Dilutive effect of share units (in shares)	5.4	4.0
Weighted average number of common shares (diluted) (in shares)	545.9	484.6
Diluted earnings (loss) from continuing operations per share attributable to equity holders (in dollars per share)	$ 1.50	$ 0.18
Diluted earnings (loss) from discontinued operations per share attributable to equity holders (in dollars per share)	0	0.01
Diluted earnings (loss) per share attributable to equity holders (in dollars per share)	$ 1.50	$ 0.19